Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following fair value hierarchy table categorizes information regarding our net financial assets measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2013
Supplemental executive retirement plan assets	$37.7	$—	$—	$37.7
Derivatives, net	—	1.8	—	1.8
Total financial assets	$37.7	$1.8	$—	$39.5
As of December 31, 2012
Supplemental executive retirement plan assets	$29.8	$—	$—	$29.8
Derivatives, net	—	5.2	—	5.2
Total financial assets	$29.8	$5.2	$—	$35.0

Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments
The carrying values and estimated fair values of our debt instruments as of December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

4.70% Senior notes due 2021	$1,477.2	$1,596.9	$1,474.7	$1,715.6
6.875% Senior notes due 2020	1,024.8	1,086.7	1,040.6	1,138.3
3.25% Senior notes due 2016	996.5	1,045.8	995.1	1,068.9
8.50% Senior notes due 2019	600.5	635.8	616.4	661.7
7.875% Senior notes due 2040	382.6	410.5	383.8	423.9
7.20% Debentures due 2027	149.1	178.6	149.0	193.2
4.33% MARAD bonds, including current maturities, due 2016	78.9	79.7	112.3	121.6
6.36% MARAD bonds, including current maturities, due 2015	25.3	27.1	38.0	48.7
4.65% MARAD bonds, including current maturities, due 2020	31.5	35.2	36.0	43.9
Total	$4,766.4	$5,096.3	$4,845.9	$5,415.8